Acquisitions (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 Favorable Lease Asset [Member]	Sep. 30, 2010 Favorable Lease Asset [Member]	Sep. 30, 2011 Non-compete agreements [Member]	Sep. 30, 2010 Non-compete agreements [Member]	Sep. 30, 2011 Contractual relationship [Member]	Sep. 30, 2010 Contractual relationship [Member]	Sep. 30, 2012 Crediamigo [Member]	Jan. 30, 2012 Crediamigo [Member]	Sep. 30, 2012 Crediamigo [Member] Favorable Lease Asset [Member]	Sep. 30, 2012 Crediamigo [Member] Non-compete agreements [Member]	Sep. 30, 2012 Crediamigo [Member] Contractual relationship [Member]	Sep. 30, 2012 Other Acquisitions [Member]	Sep. 30, 2012 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2012 Other Acquisitions [Member] Non-compete agreements [Member]	Sep. 30, 2012 Other Acquisitions [Member] Contractual relationship [Member]	Sep. 30, 2011 Trade Names [Member]	Sep. 30, 2010 Trade Names [Member]	Sep. 30, 2012 Trade Names [Member] Crediamigo [Member]	Sep. 30, 2012 Trade Names [Member] Other Acquisitions [Member]	Sep. 30, 2011 Pawn Licenses [Member]	Sep. 30, 2010 Pawn Licenses [Member]	Sep. 30, 2012 Pawn Licenses [Member] Crediamigo [Member]	Sep. 30, 2012 Pawn Licenses [Member] Other Acquisitions [Member]
Consideration:
Cash	$ 69,057	$ 21,864							$ 45,001					$ 95,415
Equity instruments	7,304	0							0					17,984
Deferred Consideration	0	0							5,785					0
Contingent consideration	0	0							23,000					0
Fair value of total consideration transferred	76,361	21,864							73,786					113,399
Cash acquired	(1,138)	(58)							(13,641)					(2,833)
Total purchase price	75,223	21,806							60,145	60,145				110,566
Current assets:
Pawn loans	8,572	2,700							0					6,781
Consumer loans, net	710	0							8,935					3,641
Service charges and fees receivable	1,270	379							18,844					1,940
Inventory, net	4,838	1,542							0					5,911
Deferred tax asset	461	223							0					238
Prepaid expenses and other assets	728	66							3,543					204
Total current assets	16,579	4,910							31,322					18,715
Property and equipment, net	1,051	387							2,326					4,061
Goodwill	56,703	15,870							99,486					99,747
Non-current consumer loans, net	0	0							56,120					0
Intangible assets	2,478	1,027							16,400					3,980
Other assets	80	30							7,497					294
Total assets	76,891	22,224							213,151					126,797
Current liabilities:
Accounts payable and other accrued expenses	1,176	93							6,853					5,496
Customer layaway deposits	182	102							0					808
Current maturities of long-term debt	0	0							22,810					0
Other current liabilities	26	0							0					257
Total current liabilities	1,384	195							29,663					6,561
Long-term debt, less current maturities	0	0							86,872					0
Deferred tax liability	284	223							171					113
Total liabilities	1,668	418							116,706					6,674
Redeemable noncontrolling interest	0	0							36,300					9,557
Net assets acquired	75,223	21,806							60,145					110,566
Goodwill deductible for tax purposes	34,376	15,870							0					48,445
Indefinite lived intangible assets acquired:
Indefinite lived intangible assets acquired																		0	0	2,200	2,706	0	607	0	0
Definite lived intangible assets acquired:
Definite lived intangible assets			$ 111	$ 0	$ 769	$ 420	$ 0	$ 0			$ 0	$ 300	$ 13,900		$ 404	$ 420	$ 450